Schedule of Derivative Liabilities at Fair Value (Details) (USD $)	12 Months Ended
Feb. 28, 2014
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 1	$ 244,891
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 2	263,143
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 3	245,983
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 4	39,304
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 5	(18,252)
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 6	17,160
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 7	284,195
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 8	244,891
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 9	$ 263,143